Critical accounting judgements and estimates - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 4,997	£ 6,132
Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,135	838
Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	524	495
Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	2,386	3,584
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	952	1,215
Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,135	838
Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	524	495
UK Mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	905	1,027
UK Mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	73	36
UK Mortgages | Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	345	481
UK Mortgages | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	0	0
UK Mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	487	510
UK Mortgages | Other judgements | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	487	510
UK Mortgages | Other | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	105	51
UK Mortgages | Adjustment to modelled forecast parameters | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	140	193
UK Mortgages | End-of-term interest only | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	168	179
UK Mortgages | Long-term defaults | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	74	87
Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	2,053	2,368
Other Retail | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	405	321
Other Retail | Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,610	2,060
Other Retail | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	0	0
Other Retail | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	38	(13)
Other Retail | Other judgements | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	38	(13)
Other Retail | Recognition of impact of support measures | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	318	218
Other Retail | Other | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	7	17
Other Retail | Other | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	43	33
Other Retail | Incorporation of forward-looking LGDs | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	80	86
Other Retail | Lifetime extension on revolving products | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	71	81
Other Retail | Unsecured non-scored accounts | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	(21)	(72)
Other Retail | Credit card LGD alignment | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	(55)	(55)
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,618	2,315
Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	257	81
Commercial Banking | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	(1)	(2)
Commercial Banking | Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	410	1,021
Commercial Banking | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	952	1,215
Commercial Banking | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	(1)	(2)
Commercial Banking | Other | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	(9)	(10)
Commercial Banking | Adjustment to economic variables used as inputs to models | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	166	91
Commercial Banking | Key coronavirus-impacted sectors | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in credit loss	100	0
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	421	422
Other | Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	21	22
Other | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Other | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 400	£ 400